Cover	12 Months Ended
Jun. 30, 2024 shares
Document Information [Line Items]
Document Type	20-F
Document Registration Statement	false
Document Annual Report	true
Document Transition Report	false
Document Financial Statement Error Correction [Flag]	false
Document Shell Company Report	false
Entity Interactive Data Current	Yes
Document Accounting Standard	U.S. GAAP
ICFR Auditor Attestation Flag	false
Amendment Flag	false
Document Period End Date	Jun. 30, 2024
Document Fiscal Year Focus	2024
Document Fiscal Period Focus	FY
Entity Information [Line Items]
Entity Registrant Name	Color Star Technology Co., Ltd.
Entity Central Index Key	0001747661
Entity File Number	333-226308
Entity Incorporation, State or Country Code	E9
Current Fiscal Year End Date	--06-30
Entity Well-known Seasoned Issuer	No
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Shell Company	false
Entity Filer Category	Non-accelerated Filer
Entity Emerging Growth Company	false
Entity Contact Personnel [Line Items]
Entity Address, Address Line One	80 Broad Street
Entity Address, Address Line Two	5th Floor
Entity Address, City or Town	New York
Entity Address, State or Province	NY
Entity Address, Country	US
Entity Address, Postal Zip Code	10005
Entity Listings [Line Items]
Title of 12(b) Security	Class A Ordinary Shares, par value $0.04
Trading Symbol	ADD
Security Exchange Name	NASDAQ
Class A Ordinary Shares
Entity Listings [Line Items]
Entity Common Stock, Shares Outstanding	51,212,384
Class B Ordinary Shares
Entity Listings [Line Items]
Entity Common Stock, Shares Outstanding	1,200,000
Business Contact [Member]
Entity Contact Personnel [Line Items]
Contact Personnel Name	Louis Luo
Entity Address, Address Line One	80 Broad Street
Entity Address, Address Line Two	5th Floor
Entity Address, City or Town	New York
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	10005
Entity Phone Fax Numbers [Line Items]
City Area Code	(929)
Local Phone Number	317-2699